RELATED-PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Majority Shareholder | Facility in Winnipeg, Manitola
Related Party Transaction [Line Items]
Rent expense in related party transaction	$ 0.3	$ 0.3	$ 0.3
Protoden | Intellectual Property
Related Party Transaction [Line Items]
Rent expense in related party transaction	0.1	$ 0.1	$ 0.1
Annual fee for remaining term of lease	$ 0.1